UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2015 (unaudited) COMMON STOCKS — 73.3% OF TOTAL NET ASSETS

	Shares	Value (a)
Auto and Related - 1.6%
CarMax, Inc. (b)	105,000	$7,246,050

Banks - Money Center - 16.1%
Bank of America Corporation	1,410,000	21,699,900
Citigroup Inc.	500,000	25,760,000
Morgan Stanley	710,000	25,339,900
		72,799,800
Basic Materials - 1.4%
Martin Marietta Materials, Inc.	45,000	6,291,000

Financial Services - Miscellaneous - 2.9%
Lazard Ltd MLP	130,000	6,836,700
Santander Consumer USA Holdings Inc.	270,000	6,247,800
		13,084,500
Home Products - 2.7%
Whirlpool Corporation	60,000	12,123,600

Housing and Building Materials - 22.4%
D.R. Horton, Inc.	1,260,000	35,884,800
Lennar Corporation	700,000	36,267,000
Toll Brothers, Inc. (b)	750,000	29,505,000
		101,656,800
Leisure - 6.9%
Norwegian Cruise Line Holdings Ltd. (b)	180,000	9,721,800
Polaris Industries Inc.	154,000	21,729,400
		31,451,200
Retail - 5.7%
Lowe's Companies, Inc.	75,000	5,579,250
Signet Jewelers Limited	50,000	6,939,500
The Home Depot, Inc.	115,000	13,065,150
		25,583,900
Textile and Apparel - 3.2%
Hanesbrands Inc.	150,000	5,026,500
PVH Corp.	90,000	9,590,400
		14,616,900
Vehicle Assembly - 10.4%
Fiat Chrysler Automobiles N.V. (b)	1,060,000	17,288,600
Ford Motor Company	630,000	10,168,200
General Motors Company	525,000	19,687,500
		47,144,300
TOTAL COMMON STOCKS (Identified cost $290,469,646)		331,998,050

BONDS — 26.3% OF TOTAL NET ASSETS
United States Treasury — 26.3%	Face Amount

United States Treasury Notes, 0.250%, 11/30/2015	$15,000,000	15,003,510
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,012,034
United States Treasury Notes, 0.375%, 05/31/2016	14,500,000	14,504,524
United States Treasury Notes, 0.375%, 10/31/2016	54,000,000	53,932,500
United States Treasury Notes, 0.500%, 01/31/2017	25,000,000	25,001,950
TOTAL BONDS (Identified cost $119,334,327)		119,454,518

SHORT-TERM INVESTMENT — 0.2% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2015 at 0.00% to be repurchased at $860,000 on 04/01/2015 collateralized by $870,000 US Treasury Note, 1.75% due 02/28/2022 valued at $879,788 including interest. (Cost $860,000)(c)	860,000	860,000

TOTAL INVESTMENTS — 99.8% (Identified cost $410,663,973)(d)		452,312,568
Cash and receivables		31,758,512
Liabilities		(30,903,028)
TOTAL NET ASSETS — 100.0%		$453,168,052

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$331,998,050	$—	$—
Debt Securities
United States Treasury Notes	—	119,454,518	—
Repurchase Agreement	—	860,000	—
Total	$331,998,050	$120,314,518	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At March 31, 2015, the net unrealized appreciation on investments based on cost of $411,579,095 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,579,224
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,845,751)
$40,733,473
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2015 (unaudited) COMMON STOCKS — 99.1% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 15.1%	Shares	Value(a)

Lodging and Resorts - 11.5%
Chesapeake Lodging Trust	609,900	$20,632,917
Pebblebrook Hotel Trust	515,000	23,983,550
RLJ Lodging Trust	1,494,000	46,777,140
Ryman Hospitality Properties, Inc.	875,100	53,302,341
		144,695,948
Self Storage - 3.6%
Extra Space Storage Inc.	660,000	44,596,200

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $147,338,907)		189,292,148

OTHER COMMON STOCKS — 84.0%

Banks - Money Center - 11.2%
Citigroup Inc.	1,240,000	63,884,800
Morgan Stanley	2,150,000	76,733,500
		140,618,300
Home Products - 5.2%
Whirlpool Corporation	324,000	65,467,440

Hotels and Restaurants - 24.9%
Choice Hotels International, Inc.	138,000	8,841,660
Extended Stay America Inc Unit	420,000	8,202,600
Hilton Worldwide Holdings Inc. (b)	2,250,000	66,645,000
Hyatt Hotels Corporation (b)	480,000	28,425,600
La Quinta Holdings Inc. (b)	650,000	15,392,000
Marriott International, Inc.	820,000	65,862,400
Starwood Hotels & Resorts Worldwide, Inc.	785,000	65,547,500
Wyndham Worldwide Corporation	580,000	52,472,600
		311,389,360

Housing and Building Materials - 24.6%
D.R. Horton, Inc.	2,850,000	81,168,000
Lennar Corporation	1,870,000	96,884,700
NVR, Inc. (b)	18,000	23,915,880
PulteGroup, Inc.	1,220,000	27,120,600
Toll Brothers, Inc. (b)	2,020,000	79,466,800
		308,555,980
Real Estate Services - 18.1%
CBRE Group, Inc. (b)	1,945,000	75,290,950
HFF, Inc.	350,000	13,139,000
Jones Lang LaSalle Incorporated	680,000	115,872,000
Marcus & Millichap, Inc. (b)	609,000	22,825,320
		227,127,270

TOTAL OTHER COMMON STOCKS (Identified cost $894,430,266)		1,053,158,350

TOTAL COMMON STOCKS (Identified cost $1,041,769,173)		1,242,450,498

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2015 at 0.00% to be repurchased at $13,185,000 on 04/01/2015 collateralized by $13,300,000 US Treasury Note, 1.75% due 02/28/2022 valued at $13,449,625 including interest. (Cost $13,185,000)(c)
	Face Amount
	$13,185,000	13,185,000

TOTAL INVESTMENTS — 100.2% (Identified cost $1,054,954,173)(d)		1,255,635,498
Cash and receivables		15,995,392
Liabilities		(17,896,751)
TOTAL NET ASSETS — 100.0%		$1,253,734,139

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,242,450,498	$—	$—
Debt Securities
Repurchase Agreement	—	13,185,000	—
Total	$1,242,450,498	$13,185,000	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At March 31, 2015, the net unrealized appreciation on investments based on cost of $1,057,737,832 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$199,203,578
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,305,912)
$197,897,666
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
Unit: Two securities that have been registered under the Securities Act of 1933, as amended (the “Securities Act”), which are publicly traded and listed on the New York Stock Exchange (the “NYSE”) as Paired Shares.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2015 (unaudited) COMMON STOCKS — 106.4% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center - 13.9%
Citigroup Inc.	1,680,000	$86,553,600
Morgan Stanley (b)	2,550,000	91,009,500
		177,563,100
Basic Materials - 2.6%
Martin Marietta Materials, Inc.	235,000	32,853,000

Electrical Equipment - 5.1%
Acuity Brands, Inc.	385,000	64,741,600

Electronic Components - 12.8%
Avago Technologies Limited	470,000	59,680,600
NXP Semiconductors N.V. (c)	380,000	38,136,800
Skyworks Solutions, Inc.	675,000	66,345,750
		164,163,150
Financial Services - Miscellaneous - 7.8%
Lazard Ltd MLP	700,000	36,813,000
Santander Consumer USA Holdings Inc.	1,385,000	32,048,900
Springleaf Holdings, Inc. (c)	610,000	31,579,700
		100,441,600
Home Products - 3.6%
Whirlpool Corporation	230,000	46,473,800

Housing and Building Materials - 29.6%
D.R. Horton, Inc.	3,492,900	99,477,792
Lennar Corporation (b)	3,400,000	176,154,000
Toll Brothers, Inc. (c)	2,610,000	102,677,400
		378,309,192
Leisure - 7.2%
Norwegian Cruise Line Holdings Ltd. (c)	430,000	23,224,300
Polaris Industries Inc.	490,000	69,139,000
		92,363,300
Retail - 4.8%
Lowe's Companies, Inc.	105,000	7,810,950
The Home Depot, Inc.	475,000	53,964,750
		61,775,700
Textile and Apparel - 1.5%
Hanesbrands Inc.	130,000	4,356,300
PVH Corp.	135,000	14,385,600
		18,741,900
Vehicle Assembly - 17.5%
Fiat Chrysler Automobiles N.V. (c)	5,320,000	86,769,200
Ford Motor Company	4,000,000	64,560,000
General Motors Company	1,940,000	72,750,000
		224,079,200

TOTAL COMMON STOCKS (Identified cost $1,154,805,805)		1,361,505,542

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2015 at 0.00% to be repurchased at $7,000,000 on 04/01/2015 collateralized by $7,065,000 US Treasury Note, 1.75% due 02/28/2022 valued at $7,144,481 including interest. (Cost $7,000,000)(d)
	Face Amount
	$7,000,000	7,000,000
TOTAL INVESTMENTS — 107.0% (Identified cost $1,161,805,805)(e)		1,368,505,542
Cash and receivables		294,613,968
Liabilities		(383,797,091)
TOTAL NET ASSETS — 100.0%		$1,279,322,419

SECURITIES SOLD SHORT

BONDS — 25.7% OF TOTAL NET ASSETS

United States Treasury — 25.7%	Face Amount	Value(a)
United States Treasury Bond, 2.750%, 08/15/2042	$170,000,000	$176,999,240
United States Treasury Bond, 3.125%, 02/15/2043	80,000,000	89,362,480
United States Treasury Bond, 3.750%, 11/15/2043	50,000,000	62,476,550
TOTAL BONDS (Proceeds $291,288,182)		328,838,270
TOTAL SECURITIES SOLD SHORT — 25.7%		$328,838,270
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,361,505,542	$—	$—
Debt Securities
Repurchase Agreement	—	7,000,000	—
Total	$1,361,505,542	$7,000,000	$—

Investments in Securities-Liabilities
Debt Securities
United States Treasury	$—	$328,838,270	$—
Total	$—	$328,838,270	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2015 was $211,267,000 and the value of cash held in a segregated account was $240,650,893.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2015, the net unrealized appreciation on investments held long, based on cost of $1,172,532,227 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$207,318,701
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,345,386)
$195,973,315
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.
ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 14, 2015

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 14, 2015